Summary of Significant Accounting Policies - Misc (Details)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2016	Dec. 31, 2016 ¥ / $	Dec. 31, 2016 USD ($) item ¥ / $	Dec. 31, 2016 CNY (¥) item ¥ / $	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Revenue recognition
Number of criteria to be met for recognition of revenue from one-time commissions | item			2	2
Business Tax and Related Surcharges
Business taxes and related surcharge rate (as a percentage)	5.00%
VAT rate, minimum (as a percentage)		3.00%
VAT rate, maximum (as a percentage)		6.00%
Foreign Currency Translation
Change in cumulative foreign currency translation adjustment			$ 6,341,192	¥ 44,026,895	¥ 34,375,809	¥ 99,213
Exchange rate of RMB to US$1.00 | ¥ / $		6.9430	6.9430	6.9430